Note 7 - Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]	Note 8: Income Taxes During the three and six months ended June 30, 2015, the Company recorded no income tax provision due to a net operating loss and a valuation allowance against deferred tax assets.
Note 7:      Income Taxes

Income tax provision reported in the consolidated statements of operations is comprised of the following:

	December 31,
	2014	2013
Current provision:
Federal	$(388,864)	$583,558
State, net of state tax credits	(28,800)	220,896
	(417,664)	804,454

Deferred provision:
Federal	1,403,100	(482,350)
State	355,000	(69,950)
	1,758,100	(552,300)

Total income tax provision	$1,340,436	$252,154

The following are the components of our net deferred taxes for federal and state income taxes:

	December 31,
	2014	2013
Current deferred tax asset:
Deferred revenue	$776,100	$1,064,000
Deferred franchise costs	(253,900)	(362,800)
Allowance for doubtful accounts	30,800	-
Accrued expenses	197,300	-
Restricted stock compensation	(60,700)	-
Deferred rent	35,500	-
Charitable contribution carryover	400	-
	725,500	701,200
Less valuation allowance	(516,700)	-
Net current deferred tax asset	$208,800	$701,200

Non-current deferred tax asset:
Deferred revenue	$2,223,200	$1,825,700
Deferred franchise costs	(679,000)	(469,100)
Restricted stock compensation	(170,600)	-
Deferred rent	171,500	-
Net operating loss carryforwards	38,200	-
Asset basis difference related to property and equipment	(45,400)	(90,900)
	1,537,900	1,265,700
Less valuation allowance	(1,537,900)	-
Net non-current deferred tax asset	$-	$1,265,700

At December 31, 2014, we had state net operating losses of approximately $965,000. These net operating losses are available to offset future taxable income and will begin to expire in 2019.

The following is a reconciliation of the statutory federal income tax rate applied to pre-tax accounting net income (loss), compared to the income tax provision in the consolidated statement of operations:

	For the Years Ended December 31,
	2014		2013
	Amount	Percent	Amount	Percent
Expected federal tax expense	$(574,900)	(34.0)%	$138,633	34.0%
State tax provision, net of federal benefit	(72,500)	(4.3)	18,774	4.6
Effect of increase in valuation allowance	2,054,600	121.5	-	-
Non-deductible expenses	23,900	1.4	19,831	4.9
Uncertain tax positions	(20,900)	(1.2)	85,157	20.9
Effect of reduced state rates for deferred	33,000	2.0	-	-
Other, net	(102,764)	(6.0)	(10,241)	(2.5)
	$1,340,436	79.3%	$252,154	61.8%

Our state tax expense, penalties and interest stem from uncertain tax positions related to unresolved state apportionment of taxable income.

Changes in our income tax expense related primarily to changes in pretax income during the year ended December 31, 2014, as compared to year ended December 31, 2013, and changes in the effective rate from 79.3% to 61.8%, respectively.  The difference is due to a valuation allowance on our deferred tax assets, uncertain tax positions that were recorded during the prior period, the reduction in the state income tax rate, and the impact of certain permanent differences on taxable income.

For the year ended December 31, 2014 and, 2013, we recorded a liability for income taxes for operations and uncertain tax positions of approximately $122,000 and $148,000, respectively, of which $30,000 and $33,000 respectively, represent penalties and interest and recorded in the “other liabilities” section of the accompanying consolidated balance sheets. Interest and penalties associated with tax positions are recorded in the period assessed as general and administrative expenses. Our tax returns for tax years subject to examination by tax authorities include 2010 and 2011 through the current period for state and federal reporting purposes, respectively.

The following table sets forth a reconciliation of the beginning and ending amount of uncertain tax benefits during the tax years ended December 31, 2014 and 2013:

	2014	2013
Uncertain tax benefit - January 1	$114,500	$29,500
Gross decreases - tax positions in prior period	(22,800)	-
Gross increases - tax positions in current period	-	85,000
Uncertain tax benefit - December 31	$91,700	$114,500